UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Updated June 27, 2024

Item 1. Reports to Stockholders.

Defiance R2000 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Defiance R2000 Enhanced Options & 0DTE Income ETF Ticker: IWMY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance R2000 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance R2000 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Enhanced Options & 0DTE Income ETF	$93	1.02%

The Fund commenced operations on October 30, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance R2000 Enhanced Options and 0DTE Income ETF (NAV)
Defiance R2000 Enhanced Options and 0DTE Income ETF (MKT)
S&P 500® Total Return Index
14,000
13,000
12,000
11,000
10,000
$13,726
$11,879
$11,797
10/30/23
11/30/23
12/31/23
1/31/24
2/29/24
3/31/24
4/30/24
5/31/24
6/30/24
7/31/24
8/31/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (10/30/2023)
Defiance R2000 Enhanced Options & 0DTE Income ETF - at NAV	17.97%
Defiance R2000 Enhanced Options & 0DTE Income ETF - at Market	18.79%
S&P 500® Total Return Index	37.26%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/iwmy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. Since the Fund sells daily, in-the-money Russell 2000 Index (''RUT'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the RUT performance was positive, this, combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Russell 2000 Volatility Index was elevated and continually was higher relative to both the S&P 500® Index (''SPX'') and Nasdaq 100 Index (''NDX'') equivalents. The rise culminated in an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in the index. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell 0 DTE (options that expire same day) or 1 DTE (options that expire the next trading day).

With higher-than-average volatility expected around the 2024 US Election cycle, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and some limited upside daily.

We also expect the RUT to have a higher relative implied volatility level to its sister indexes NDX and SPX.

Defiance R2000 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$131,323
Number of Holdings	6
Total Advisory Fee Paid	$942,417
Portfolio Turnover	0%*

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of August 31, 2024 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	36.7
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.9
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.8
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	8.7
Russell 2000 Index, Expiration: 09/03/2024; Exercise Price: $2,225.00	-0.8

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective August 1, 2024, the Fund executed a 1:3 reverse stock split of their issued and outstanding shares. Effective September 11, 2024, the Fund's principal investment strategy was supplemented to reflect the use of options that expire on the same date (0DTE). Additionally, the Fund’s principal investment strategy was revised to reflect that it will seek to provide weekly distributions, as well as seeking a minimum daily income of 0.15%. Effective September 26, 2024, the Fund's name changed from 'Defiance R2000 Enhanced Options Income ETF' to 'Defiance R2000 Enhanced Options & 0DTE Income ETF'.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/iwmy .

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Ticker: QQQY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF	$104	1.00%

The Fund commenced operations on September 13, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (NAV)
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (MKT)
S&P 500® Total Return Index
13,000
12,000
11,000
10,000
9,000
$12,823
$11,628
$11,589
9/13/23
10/31/23
12/31/23
2/29/24
4/30/24
6/30/24
8/31/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (9/13/2023)
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF - at NAV	15.89%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF - at Market	16.28%
S&P 500® Total Return Index	28.23%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/qqqy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. Since the Fund sells daily, in-the-money Nasdaq 100 Index (''NDX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the NDX performance was positive, this, combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE NDX Volatility Index surged during the first few months, subsided, before steadily rising throughout the year, culminating in an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in some of the largest tech names. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell 0 DTE (options that expire same day) or 1 DTE (options that expire the next trading day).

With higher-than-average volatility expected around the 2024 US Election cycle, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture daily premiums for investors with some limited upside participation.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$211,673
Number of Holdings	6
Total Advisory Fee Paid	$2,141,589
Portfolio Turnover	9%*

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of August 31, 2024 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	39.4
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	2.9
NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,630.00	-0.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective August 1, 2024, the Fund executed a 1:3 reverse stock split of their issued and outstanding shares. Effective September 11, 2024, the Fund's principal investment strategy was supplemented to reflect the use of options that expire on the same date (0DTE). Additionally, the Fund’s principal investment strategy was revised to reflect that it will seek to provide weekly distributions, as well as seeking a minimum daily income of 0.15%. Effective September 26, 2024, the Fund's name changed from 'Defiance Nasdaq 100 Enhanced Options Income ETF' to 'Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF'.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqy .

Defiance S&P 500® Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Defiance S&P 500® Enhanced Options & 0DTE Income ETF Ticker: WDTE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance S&P 500® Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Enhanced Options & 0DTE Income ETF	$104	1.01%

The Fund commenced operations on September 18, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance S&P 500® Enhanced Options & 0DTE (NAV)
Defiance S&P 500® Enhanced Options & 0DTE (MKT)
S&P 500® Total Return Index
13,000
12,000
11,000
10,000
9,000
$12,859
$11,525
$11,525
9/18/23
10/31/23
12/31/23
2/29/24
4/30/24
6/30/24
8/31/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (9/18/2023)
Defiance S&P 500® Enhanced Options & 0DTE Income ETF - at NAV	15.25%
Defiance S&P 500® Enhanced Options & 0DTE Income ETF - at Market	15.25%
S&P 500® Total Return Index	28.59%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/wdte for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. Since the Fund sells daily, in-the-money S&P 500® Index (''SPX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index surged during the first few months, subsided, before steadily rising throughout the year, culminating in an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in some of the largest names. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell 0 DTE (options that expire same day) or 1 DTE (options that expire the next trading day).

With higher-than-average volatility expected around the 2024 US Election cycle, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and some limited upside daily.

Defiance S&P 500® Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$100,490
Number of Holdings	6
Total Advisory Fee Paid	$976,460
Portfolio Turnover	12%*

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of August 31, 2024 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	36.0
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	5.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	28.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	28.6
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,660.00	-0.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective August 1, 2024, the Fund executed a 1:3 reverse stock split of their issued and outstanding shares. Effective September 11, 2024, the Fund's principal investment strategy was supplemented to reflect the use of options that expire on the same date (0DTE). Additionally, the Fund’s principal investment strategy was revised to reflect that it will seek to provide weekly distributions, as well as seeking a minimum daily income of 0.15%. Effective September 26, 2024, the Fund's name changed from 'Defiance S&P 500® Enhanced Options Income ETF' to 'Defiance S&P 500® Enhanced Options & 0DTE Income ETF', and the ticker symbol for the Fund was changed from JEPY to WDTE.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/wdte .

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Defiance S&P 500® Income Target ETF Ticker: SPYT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$44	0.85%

The Fund commenced operations on March 4, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance S&P 500® Income Target ETF (NAV)
Defiance S&P 500® Income Target ETF (MKT)
S&P 500® Total Return Index
12,000
11,000
10,000
9,000
$11,083
$10,917
$10,699
3/4/24
3/31/24
4/30/24
5/31/24
6/30/24
7/31/24
8/31/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (3/4/2024)
Defiance S&P 500® Income Target ETF - at NAV	9.17%
Defiance S&P 500® Income Target ETF - at Market	9.08%
S&P 500® Total Return Index	10.83%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/spyt for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. Since the underlying S&P 500® Index (''SPX'') was also up over the reporting period, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money SPX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index (''VIX'') was in a relatively higher volatility regime. The VIX saw an April surge and an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in some of the largest names. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads.

With higher-than-average volatility expected around the 2024 US Election cycle, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and while having the ability to participate in market upside beyond the soft cap.

On days the SPX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$50,683
Number of Holdings	4
Total Advisory Fee Paid	$101,500
Portfolio Turnover	85%*

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of August 31, 2024 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
iShares Core S&P 500 ETF	99.9
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,655.00	0.2
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,645.00	-0.2

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/spyt .

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Defiance Nasdaq 100 Income Target ETF Ticker: QQQT (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$17	0.88%

The Fund commenced operations on June 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 Income Target ETF (NAV)
Defiance Nasdaq 100 Income Target ETF (MKT)
S&P 500® Total Return Index
10,500
10,000
9,500
$10,346
$9,803
$9,772
6/20/24
6/30/24
7/31/24
8/31/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (6/20/2024)
Defiance Nasdaq 100 Income Target ETF - at NAV	-2.28%
Defiance Nasdaq 100 Income Target ETF - at Market	-1.97%
S&P 500® Total Return Index	3.46%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/qqqt for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly negative total returns. Since the underlying Nasdaq 100 Index (''NDX'') also was down over the reporting period since inception, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. It’s worth noting the Fund had only been live for a few months at the end of the period. Since the Fund sells daily, near the money NDX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE NDX Volatility Index was steadily rising, culminating in an August spike, while overall markets saw increased volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. This Fund launched in July, which was right at the start of a significant downward move in the underlying index. Although the volatility increased premiums to aid in achieving the target yield, the Fund also has long exposure to the underlying index. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads.

With higher-than-average volatility expected around the 2024 US Election cycle, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and while having the ability to participate in market upside beyond the soft cap.

On days the NDX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$12,495
Number of Holdings	4
Total Advisory Fee Paid	$13,708
Portfolio Turnover	10%*

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of August 31, 2024 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
Invesco QQQ Trust Series 1	100.2
NASDAQ 100 Index, Counterparty: American Stock Exchange, Expiration: 09/03/2024; Exercise Price: $19,580.00	0.3
NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,540.00	-0.4

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqt .

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Defiance Oil Enhanced Options Income ETF Ticker: USOY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$38	1.22%

The Fund commenced operations on May 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Oil Enhanced Options Income ETF (NAV)
Defiance Oil Enhanced Options Income ETF (MKT)
S&P 500® Total Return Index
11,000
10,500
10,000
9,500
$10,882
$9,673
$9,657
5/9/24
5/31/24
6/30/24
7/31/24
8/31/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (5/9/2024)
Defiance Oil Enhanced Options Income ETF - at NAV	-3.43%
Defiance Oil Enhanced Options Income ETF - at Market	-3.27%
S&P 500® Total Return Index	8.82%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/usoy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly positive total returns. Since the reference underlying United States Oil Fund LP (''USO'') was only slightly positive on a total return basis, the Fund’s performance was as expected. At the same time, the Fund paid out high monthly dividends due to taking in weekly option premiums. It’s worth noting the Fund had only been live for under 5 months at the end of the period. Since the Fund sells weekly, at or in-the-money USO puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the weekly moves of the underlying asset.

What Factors Influenced Performance

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility on USO was generally muted, with a rise in overall volatility in the late summer months. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any asset, taking in premiums helps offset negative weekly moves where an investor in the Fund would expect to lose less in that week compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell weekly put options.

With higher-than-average volatility expected around the 2024 US Election cycle, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to capture premiums for investors while having the ability to participate in market upside to its weekly cap.

In weeks the USO is lower, we’d expect the Fund to lose less than USO due to the premiums received from selling puts.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$12,536
Number of Holdings	6
Total Advisory Fee Paid	$21,055
Portfolio Turnover	272%*

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of August 31, 2024 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.3
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	23.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.6
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	23.2
United States Oil Fund LP, Expiration: 09/04/2024; Exercise Price: $75.00	-1.7

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/usoy .

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

FYE 8/31/2024
( a ) Audit Fees	$11,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

FYE 8/31/2024
( a ) Audit Fees	$11,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

 1

Defiance R2000 Enhanced Options & 0DTE Income ETF

FYE 8/31/2024
( a ) Audit Fees	$11,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

Defiance S&P 500 Income Target ETF

FYE 8/31/2024
( a ) Audit Fees	$12,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

Defiance Oil Enhanced Options Income ETF

FYE 8/31/2024
( a ) Audit Fees	$12,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

Defiance Nasdaq 100 Income Target ETF

FYE 8/31/2024
( a ) Audit Fees	$12,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

 2

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 8/31/2024
Registrant	N/A
Registrant’s Investment Adviser	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
August 31, 2024

Tidal Trust II
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (formerly, Defiance Nasdaq 100 Enhanced Options Income ETF)	| QQQY	| Nasdaq Stock Market, LLC
Defiance S&P 500 Enhanced Options & 0DTE Income ETF (formerly, Defiance S&P 500 Enhanced Options Income ETF)	| WDTE	| NYSE Arca, Inc.
Defiance R2000 Enhanced Options & 0DTE Income ETF (formerly, Defiance R2000 Enhanced Options Income ETF)	| IWMY	| NYSE Arca, Inc.
Defiance S&P 500 Income Target ETF	| SPYT	| NYSE Arca, Inc.
Defiance Oil Enhanced Options Income ETF	| USOY	| Nasdaq Stock Market, LLC
Defiance Nasdaq 100 Income Target ETF	| QQQT	| Nasdaq Stock Market, LLC

Defiance ETFs

Schedule of Investments & Written Options Contracts	Defiance ETFs

August 31, 2024

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Schedule of Investments
August 31, 2024

U.S. TREASURY SECURITIES - 94.7%	Par	Value
United States Treasury Note/Bond(b)
0.75%, 11/15/2024	$84,103,000	$83,387,628
2.63%, 04/15/2025	6,250,000	6,175,957
3.00%, 07/15/2025	56,084,000	55,389,801
3.88%, 01/15/2026	55,725,000	55,521,474
TOTAL U.S. TREASURY SECURITIES (Cost $199,673,784)		200,474,860

SHORT-TERM INVESTMENTS - 5.0%	Shares
Money Market Funds - 5.0%
First American Government Obligations Fund - Class X, 5.22%(a)	10,635,627	10,635,627
TOTAL SHORT-TERM INVESTMENTS (Cost $10,635,627)		10,635,627

TOTAL INVESTMENTS - 99.7% (Cost $210,309,411)		211,110,487
Other Assets in Excess of Liabilities - 0.3%		562,053
TOTAL NET ASSETS - 100.0%		$211,672,540

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of August 31, 2024.
(b)

All or a portion of this security has been pledged as collateral in connection with written options. As of August 31, 2024, the total value of securities pledged as collateral is $200,474,860 or 94.7% of net assets.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Schedule of Written Options
August 31, 2024

WRITTEN OPTIONS - (0.6)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.6)%
NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,630.00	$(221,193,432)	(113)	$(1,344,135)
TOTAL WRITTEN OPTIONS (Premiums received $1,204,581)			$(1,344,135)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs

August 31, 2024

Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Schedule of Investments
August 31, 2024

U.S. TREASURY SECURITIES - 98.9%	Par	Value
United States Treasury Note/Bond(b)
0.75%, 11/15/2024	$36,456,000	$36,145,909
2.63%, 04/15/2025	5,941,000	5,870,618
3.00%, 07/15/2025	28,993,000	28,634,129
3.88%, 01/15/2026	28,807,000	28,701,787
TOTAL U.S. TREASURY SECURITIES (Cost $98,937,276)		99,352,443

SHORT-TERM INVESTMENTS - 0.7%	Shares
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.22%(a)	706,249	706,249
TOTAL SHORT-TERM INVESTMENTS (Cost $706,249)		706,249

TOTAL INVESTMENTS - 99.6% (Cost $99,643,525)		100,058,692
Other Assets in Excess of Liabilities - 0.4%		430,844
TOTAL NET ASSETS - 100.0%		$100,489,536

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of August 31, 2024.
(b)

All or a portion of this security has been pledged as collateral in connection with written options. As of August 31, 2024, the total value of securities pledged as collateral is $94,629,956 or 94.2% of net assets.

Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Schedule of Written Options
August 31, 2024

WRITTEN OPTIONS - (0.4)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.4)%
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,660.00	$(105,060,240)	(186)	$(425,940)
TOTAL WRITTEN OPTIONS (Premiums received $378,231)			(425,940)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs

August 31, 2024

Defiance R2000 Enhanced Options & 0DTE Income ETF
Schedule of Investments
August 31, 2024

U.S. TREASURY SECURITIES - 91.1%	Par	Value
United States Treasury Note/Bond(b)
0.75%, 11/15/2024	$48,626,000	$48,212,392
2.63%, 04/15/2025	11,491,000	11,354,867
3.00%, 07/15/2025	30,341,000	29,965,444
3.88%, 01/15/2026	30,147,000	30,036,893
TOTAL U.S. TREASURY SECURITIES (Cost $119,120,739)		119,569,596

SHORT-TERM INVESTMENTS - 3.5%	Shares
Money Market Funds - 3.5%
First American Government Obligations Fund - Class X, 5.22%(a)	4,636,149	4,636,149
TOTAL SHORT-TERM INVESTMENTS (Cost $4,636,149)		4,636,149

TOTAL INVESTMENTS - 94.6% (Cost $123,756,888)		$124,205,745
Other Assets in Excess of Liabilities - 5.4%		7,116,928
TOTAL NET ASSETS - 100.0%		$131,322,673

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of August 31, 2024.
(b)

All or a portion of this security has been pledged as collateral in connection with written options. As of August 31, 2024, the total value of securities pledged as collateral is $119,569,596 or 91.1% of net assets.

Defiance R2000 Enhanced Options & 0DTE Income ETF
Schedule of Written Options
August 31, 2024

WRITTEN OPTIONS - (0.8)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.8)%
Russell 2000 Index, Expiration: 09/03/2024; Exercise Price: $2,225.00	$(138,158,536)	(623)	$(1,040,410)
TOTAL WRITTEN OPTIONS (Premiums received $798,433)			$(1,040,410)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs

August 31, 2024

Defiance S&P 500 Income Target ETF
Schedule of Investments
August 31, 2024

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
iShares Core S&P 500 ETF(a)(e)		89,370	$50,650,447
TOTAL EXCHANGE TRADED FUNDS (Cost $48,028,988)			50,650,447

PURCHASED OPTIONS - 0.2%(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.2%
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,655.00	$50,835,600	90	78,300
TOTAL PURCHASED OPTIONS (Cost $68,090)			78,300

SHORT-TERM INVESTMENTS - 0.5%		Shares
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.22%(d)		246,449	246,449
TOTAL SHORT-TERM INVESTMENTS (Cost $246,449)			246,449

TOTAL INVESTMENTS - 100.6% (Cost $48,343,527)			$50,975,196
Liabilities in Excess of Other Assets - (0.6)%			(291,886)
TOTAL NET ASSETS - 100.0%			$50,683,310
Percentages are stated as a percent of net assets.
(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day effective yield as of August 31, 2024.
(e)	All or a portion of this security has been pledged as collateral in connection with written options. As of August 31, 2024, the total value of securities pledged as collateral is $45,833,073 or 90.4% of net assets.

Defiance S&P 500 Income Target ETF
Schedule of Written Options
August 31, 2024

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,645.00	$(50,835,600)	(90)	$(121,050)
TOTAL WRITTEN OPTIONS (Premiums received $105,340)			$(121,050)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs

August 31, 2024

Defiance Oil Enhanced Options Income ETF
Schedule of Investments
August 31, 2024

U.S. TREASURY SECURITIES - 96.7%	Par	Value
United States Treasury Note/Bond (b)
0.75%, 11/15/2024	$2,936,000	$2,911,027
2.63%, 04/15/2025	3,342,000	3,302,408
3.00%, 07/15/2025	2,993,000	2,955,953
3.88%, 01/15/2026	2,973,000	2,962,141
TOTAL U.S. TREASURY SECURITIES (Cost $12,094,615)		12,131,529

SHORT-TERM INVESTMENTS - 7.8%	Shares
Money Market Funds - 7.8%
First American Government Obligations Fund - Class X, 5.22% (a)	973,027	973,027
TOTAL SHORT-TERM INVESTMENTS (Cost $973,027)		973,027

TOTAL INVESTMENTS - 104.5% (Cost $13,067,642)		$13,104,556
Liabilities in Excess of Other Assets - (4.5)%		(568,592)
TOTAL NET ASSETS - 100.0%		$12,535,964

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of August 31, 2024.

(b)	All or a portion of this security has been pledged as collateral in connection with written options. As of August 31, 2024, the total value of securities pledged as collateral is $9,903,250 or 79.0% of net assets.

Defiance Oil Enhanced Options Income ETF

Schedule of Written Options

August 31, 2024

WRITTEN OPTIONS - (1.7)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (1.7)%
United States Oil Fund LP, Expiration: 09/04/2024; Exercise Price: $75.00	$(11,894,400)	(1,600)	$(210,400)
TOTAL WRITTEN OPTIONS (Premiums received $191,074)			$(210,400)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs

August 31, 2024

Defiance Nasdaq 100 Income Target ETF
Schedule of Investments
August 31, 2024

EXCHANGE TRADED FUNDS - 100.2%	Shares	Value
Invesco QQQ Trust Series 1(a)(e)	26,285	$12,518,757
TOTAL EXCHANGE TRADED FUNDS (Cost $12,331,794)		12,518,757

PURCHASED OPTIONS - 0.3%(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.3%
NASDAQ 100 Index, Counterparty: American Stock Exchange,
Expiration: 09/03/2024; Exercise Price: $19,580.00	$11,744,784	6	35,550
TOTAL PURCHASED OPTIONS (Cost $39,742)			35,550

SHORT-TERM INVESTMENTS – 0.8%	Shares
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.22%(d)	103,467	103,467
TOTAL SHORT-TERM INVESTMENTS (Cost $103,467)		103,467

TOTAL INVESTMENTS - 101.3% (Cost $12,475,003)		$12,657,774
Liabilities in Excess of Other Assets - (1.3)%		(162,571)
TOTAL NET ASSETS - 100.0%		$12,495,203

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day effective yield as of August 31, 2024.

(e)	All or a portion of this security has been pledged as collateral in connection with written options. As of August 31, 2024, the total value of securities pledged as collateral is $4,896,056 or 39.2% of net assets.

Defiance Nasdaq 100 Income Target ETF

 Schedule of Written Options

August 31, 2024

WRITTEN OPTIONS - (0.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,540.00	$(11,744,784)	(6)	$(48,000)
TOTAL WRITTEN OPTIONS (Premiums received $52,059)			$(48,000)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

August 31, 2024

	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	Defiance S&P 500 Enhanced Options & 0DTE Income ETF	Defiance R2000 Enhanced Options & 0DTE Income ETF	Defiance S&P 500 Income Target ETF	Defiance Oil Enhanced Options Income ETF	Defiance Nasdaq 100 Income Target ETF
ASSETS:
Investments, at value (Note 2)	$211,110,487	$100,058,692	$124,205,745	$50,975,196	$13,104,556	$12,657,774
Deposit at broker for option contracts	1,317,337	539,249	1,715,170	—	—	—
Interest receivable	762,692	403,889	502,907	1,929	69,156	1,012
Receivable for fund shares sold	—	—	6,041,145	—	—	—
Prepaid expenses and other assets	—	—	1,209	—	—	—
Total assets	213,190,516	101,001,830	132,466,176	50,977,125	13,173,712	12,658,786

LIABILITIES:
Written option contracts, at value	1,344,135	425,940	1,040,410	121,050	210,400	48,000
Due to broker for options contracts	—	—	—	137,920	417,092	107,191
Payable to adviser (Note 4)	173,685	86,354	103,012	34,819	10,061	8,375
Interest payable	156	—	81	26	195	17
Total liabilities	1,517,976	512,294	1,143,503	293,815	637,748	163,583
NET ASSETS	$211,672,540	$100,489,536	$131,322,673	$50,683,310	$12,535,964	$12,495,203

NET ASSETS CONSISTS OF:
Paid-in capital	$210,912,930	$100,089,966	$130,898,014	$50,698,086	$13,355,040	$12,632,387
Total distributable earnings (losses)	759,610	399,570	424,659	(14,776)	(819,076)	(137,184)
Total net assets	$211,672,540	$100,489,536	$131,322,673	$50,683,310	$12,535,964	$12,495,203

Net assets	$211,672,540	$100,489,536	$131,322,673	$50,683,310	$12,535,964	$12,495,203
Shares issued and outstanding(a)	5,333,308	2,174,979	3,266,648	2,525,000	750,000	650,000
Net asset value per share	$39.69	$46.20	$40.20	$20.07	$16.71	$19.22

COST:
Investments, at cost	$210,309,411	$99,643,525	$123,756,888	$48,343,527	$13,067,642	$12,475,003

PROCEEDS:
Written options premium	$1,204,581	$378,231	$798,433	$105,340	$191,074	$52,059

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Period Ended August 31, 2024

	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF(a)	Defiance S&P 500 Enhanced Options & 0DTE Income ETF(b)	Defiance R2000 Enhanced Options & 0DTE Income ETF(c)	Defiance S&P 500 Income Target ETF(d)	Defiance Oil Enhanced Options Income ETF(e)	Defiance Nasdaq 100 Income Target ETF(f)
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$77,169	$—	$7,828
Interest income	10,909,526	4,934,669	4,847,424	9,732	111,794	2,558
Total investment income	10,909,526	4,934,669	4,847,424	86,901	111,794	10,386

EXPENSES:
Interest expense	29,932	21,659	29,242	286	4,993	561
Investment advisory fee (Note 4)	2,141,589	976,460	942,417	101,500	21,055	13,708
Total expenses	2,171,521	998,119	971,659	101,786	26,048	14,269
NET INVESTMENT INCOME/(LOSS)	8,738,005	3,936,550	3,875,765	(14,885)	85,746	(3,883)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(175,627)	(65,404)	(70,672)	606,595	57,568	(26,327)
Written option contracts	27,078,774	12,416,509	7,375,659	(1,205,263)	(894,232)	(135,054)
Net realized gain/(loss)	26,903,147	12,351,105	7,304,987	(598,668)	(836,664)	(161,381)
Net change in unrealized appreciation on:
Investments	801,076	415,167	448,857	2,631,669	36,914	182,771
Written option contracts	(139,554)	(47,709)	(241,977)	(15,710)	(19,326)	4,059
Net change in unrealized appreciation	661,522	367,458	206,880	2,615,959	17,588	186,830
Net realized and unrealized gain/(loss)	27,564,669	12,718,563	7,511,867	2,017,291	(819,076)	25,449
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,302,674	$16,655,113	$11,387,632	$2,002,406	$(733,330)	$21,566

(a)	Inception date of the Fund was September 13, 2023.

(b)	Inception date of the Fund was September 18, 2023.

(c)	Inception date of the Fund was October 30, 2023.

(d)	Inception date of the Fund was March 4, 2024.

(e)	Inception date of the Fund was May 9, 2024.

(f)	Inception date of the Fund was June 20, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	Defiance S&P 500 Enhanced Options & 0DTE Income ETF	Defiance R2000 Enhanced Options & 0DTE Income ETF
	Period ended August 31, 2024(a)	Period ended August 31, 2024(b)	Period ended August 31, 2024(c)
OPERATIONS:
Net investment income	$8,738,005	$3,936,550	$3,875,765
Net realized gain	26,903,147	12,351,105	7,304,987
Net change in unrealized appreciation	661,522	367,458	206,880
Net increase in net assets from operations	36,302,674	16,655,113	11,387,632

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(35,543,064)	(16,255,543)	(10,962,973)
Return of Capital	(91,578,333)	(23,707,672)	(59,894,642)
Total distributions to shareholders	(127,121,397)	(39,963,215)	(70,857,615)

CAPITAL TRANSACTIONS:
Subscriptions	415,864,110	157,958,078	253,612,778
Redemptions	(113,477,715)	(34,198,271)	(62,882,921)
ETF Transaction fees (Note 7)	104,868	37,831	62,799
Net increase in net assets from capital transactions	302,491,263	123,797,638	190,792,656

NET INCREASE IN NET ASSETS	211,672,540	100,489,536	131,322,673

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$211,672,540	$100,489,536	$131,322,673

SHARES TRANSACTIONS
Subscriptions	22,825,000	8,650,000	13,350,000
Redemptions	(5,825,025)	(1,625,021)	(3,400,019)
Reverse stock split (Note 8)	(11,666,667)	(4,850,000)	(6,683,333)
Total increase in shares outstanding	5,333,308	2,174,979	3,266,648

(a)	Inception date of the Fund was September 13, 2023.

(b)	Inception date of the Fund was September 18, 2023.

(c)	Inception date of the Fund was October 30, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance S&P 500 Income Target ETF	Defiance Oil Enhanced Options Income ETF	Defiance Nasdaq 100 Income Target ETF
	Period ended August 31, 2024(a)	Period ended August 31, 2024(b)	Period ended August 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$(14,885)	$85,746	$(3,883)
Net realized (loss)	(598,668)	(836,664)	(161,381)
Net change in unrealized appreciation	2,615,959	17,588	186,830
Net increase/decrease in net assets from operations	2,002,406	(733,330)	21,566

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,017,182)	(85,746)	(158,750)
Return of capital	—	(821,017)	—
Total distributions to shareholders	(2,017,182)	(906,763)	(158,750)

CAPITAL TRANSACTIONS:
Subscriptions	65,424,875	14,173,722	12,630,098
Redemptions	(14,750,090)	—	—
ETF Transaction fees (Note 7)	23,301	2,335	2,289
Net increase in net assets from capital transactions	50,698,086	14,176,057	12,632,387

NET INCREASE IN NET ASSETS	50,683,310	12,535,964	12,495,203

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$50,683,310	$12,535,964	$12,495,203

SHARES TRANSACTIONS
Subscriptions	3,275,000	750,000	650,000
Redemptions	(750,000)	—	—
Total increase in shares outstanding	2,525,000	750,000	650,000

(a)	Inception date of the Fund was March 4, 2024.

(b)	Inception date of the Fund was May 9, 2024.

(c)	Inception date of the Fund was June 20, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period (g)	$60.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.86
Net realized and unrealized gain (loss) on investments(c)	5.53
Total from investment operations	7.39

LESS DISTRIBUTIONS FROM:
Net investment income	(4.23)
Return of capital	(19.97)
Net realized gain	(3.52)
Total distributions	(27.72)

ETF transaction fees per share	0.02
Net asset value, end of period	$39.69

TOTAL RETURN(d)	15.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$211,673
Ratio of expenses to average net assets(e)	1.00%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income to average net assets(e)	4.04%
Portfolio turnover rate(d)(f)	9%

(a)	Inception date of the Fund was September 13, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period(g)	$60.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.93
Net realized and unrealized gain (loss) on investments(c)	5.32
Total from investment operations	7.25

LESS DISTRIBUTIONS FROM:
Net investment income	(4.66)
Return of capital	(12.50)
Net realized gain	(3.91)
Total distributions	(21.07)

ETF transaction fees per share	0.02
Net asset value, end of period	$46.20

TOTAL RETURN(d)	15.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,490
Ratio of expenses to average net assets(e)	1.01%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income to average net assets(e)	3.99%
Portfolio turnover rate(d)(f)	12%

(a)	Inception date of the Fund was September 18, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance R2000 Enhanced Options & 0DTE Income ETF

Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period(g)	$60.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.61
Net realized and unrealized gain (loss) on investments(c)	7.39
Total from investment operations	9.00

LESS DISTRIBUTIONS FROM:
Net investment income	(2.72)
Return of capital	(24.37)
Net realized gain	(1.74)
Total distributions	(28.83)

ETF transaction fees per share	0.03
Net asset value, end of period	$40.20

TOTAL RETURN(d)	17.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$131,323
Ratio of expenses to average net assets(e)	1.02%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income to average net assets(e)	4.07%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 30, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance S&P 500 Income Target ETF

	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain on investments(c)	1.72
Total from investment operations	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)
Net realized gain	(1.14)
Total distributions	(1.66)

ETF transaction fees per share	0.02
Net asset value, end of period	$20.07

TOTAL RETURN(d)	9.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,683
Ratio of expenses to average net assets(e)	0.85%
Ratio of interest expense to average net assets(e)	0.00	%(g)
Ratio of operational expenses to average net assets excluding interest expense(e)	0.85%
Ratio of net investment income to average net assets(e)	(0.13)%
Portfolio turnover rate(d)(f)	85%

(a)	Inception date of the Fund was March 4, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Oil Enhanced Options Income ETF

Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized gain (loss) on investments(c)	(0.81)
Total from investment operations	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)
Return of capital	(2.46)
Total distributions	(2.72)

ETF transaction fees per share	0.01
Net asset value, end of period	$16.71

TOTAL RETURN(d)	(3.43)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,536
Ratio of expenses to average net assets(e)	1.22%
Ratio of interest expense to average net assets(e)	0.23%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income to average net assets(e)	4.03%
Portfolio turnover rate(d)(f)	272%

(a)	Inception date of the Fund was May 9, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Nasdaq 100 Income Target ETF

Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(0.46)
Total from investment operations	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Net realized gain	(0.20)
Total distributions	(0.32)

ETF transaction fees per share	0.01
Net asset value, end of period	$19.22

TOTAL RETURN(d)	(2.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,495
Ratio of expenses to average net assets(e)	0.88%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.85%
Ratio of net investment income to average net assets(e)	(0.24)%
Portfolio turnover rate(d)(f)	10%

(a)	Inception date of the Fund was June 20, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC ( “ZEGA” or the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the “QQQY ETF”)	September 13, 2023
Defiance S&P 500 Enhanced Options & 0DTE Income ETF (the “WDTE ETF”)	September 18, 2023
Defiance R2000 Enhanced Options & 0DTE Income ETF (the “IWMY ETF”)	October 30, 2023
Defiance S&P 500 Income Target ETF (the “SPYT ETF”)	March 4, 2024
Defiance Oil Enhanced Options Income ETF (the “USOY ETF”)	May 9, 2024
Defiance Nasdaq 100 Income Target ETF (the “QQQT ETF”)	June 20, 2024

The primary investment objective of each Fund is to seek current income.

QQQY ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index subject to a limit on potential investment gains.

WDTE ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index subject to a limit on potential investment gains.

IWMY ETF’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index subject to a limit on potential investment gains.

SPYT ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 index.

USOY ETF’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.

QQQT ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2024:

QQQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$200,474,860	$—	$200,474,860
Money Market Funds	10,635,627	—	—	10,635,627
Total Investments	$10,635,627	$200,474,860	$—	$211,110,487

Liabilities:
Investments:
Written Options	$—	$(1,344,135)	$—	$(1,344,135)
Total Investments	$—	$(1,344,135)	$—	$(1,344,135)

Notes to Financial Statements	Defiance ETFs

August 31, 2024

WDTE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$99,352,443	$—	$99,352,443
Money Market Funds	706,249	—	—	706,249
Total Investments	$706,249	$99,352,443	$—	$100,058,692

Liabilities:
Investments:
Written Options	$—	$(425,940)	$—	$(425,940)
Total Investments	$—	$(425,940)	$—	$(425,940)

IWMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$119,569,596	$—	$119,569,596
Money Market Funds	4,636,149	—	—	4,636,149
Total Investments	$4,636,149	$119,569,596	$—	$124,205,745

Liabilities:
Investments:
Written Options	$—	$(1,040,410)	$—	$(1,040,410)
Total Investments	$—	$(1,040,410)	$—	$(1,040,410)

SPYT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$50,650,447	$—	$—	$50,650,447
Purchased Options	—	78,300	—	78,300
Money Market Funds	246,449	—	—	246,449
Total Investments	$50,896,896	$78,300	$—	$50,975,196

Liabilities:
Investments:
Written Options	$—	$(121,050)	$—	$(121,050)
Total Investments	$—	$(121,050)	$—	$(121,050)

Notes to Financial Statements	Defiance ETFs

August 31, 2024

USOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$12,131,529	$—	$12,131,529
Money Market Funds	973,027	—	—	973,027
Total Investments	$973,027	$12,131,529	$—	$13,104,556

Liabilities:
Investments:
Written Options	$—	$(210,400)	$—	$(210,400)
Total Investments	$—	$(210,400)	$—	$(210,400)

QQQT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$12,518,757	$—	$—	$12,518,757
Purchased Options	—	35,550	—	35,550
Money Market Funds	103,467	—	—	103,467
Total Investments	$12,622,224	$35,550	$—	$12,657,774

Liabilities:
Investments:
Written Options	$—	$(48,000)	$—	$(48,000)
Total Investments	$—	$(48,000)	$—	$(48,000)

B. Derivative Instruments. As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intends to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such the Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.

By virtue of each Funds’ investments in option contracts equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

For the period ended August 31, 2024, each Funds’ monthly average quantity and notional value are described below:

		Average	Average
		Contracts	Notional Amount
QQQY ETF	Options Written	(138)	(233,494,156)

WDTE ETF	Options Written	(207)	(104,810,021)

IWMY ETF	Options Written	(565)	(117,179,315)

SPYT ETF	Options Purchased	47	25,919,097

	Options Written	(47)	(25,919,097)

USOY ETF	Options Written	(1,036)	(7,916,939)

QQQT ETF	Options Purchased	5	9,755,701

	Options Written	(5)	(9,755,701)

Statements of Assets & Liabilities

Fair value of derivative instruments as of August 31, 2024:

	Asset Derivatives as of		Liability Derivatives as of
	08/31/24		08/31/24
			Derivative
Fund:	Derivative Instrument	Balance Sheet	Instrument	Balance Sheet

		Investments, at value		Written options contracts, at value

QQQY ETF	Options Purchased	$—	Options Written	$1,344,135

WDTE ETF	Options Purchased	—	Options Written	425,940

IWMY ETF	Options Purchased	—	Options Written	1,040,410

SPYT ETF	Options Purchased	78,300	Options Written	121,050

USOY ETF	Options Purchased	—	Options Written	210,400

QQQT ETF	Options Purchased	35,550	Options Written	48,000

Notes to Financial Statements	Defiance ETFs

August 31, 2024

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2024:

	Realized as of		Change in Unrealized as of
	08/31/24		08/31/24
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Realized Gain (Loss) on Investments		Change in Unrealized Appreciation (Depreciation) on Investments
QQQY ETF	Options Purchased	$—	Options Purchased	$—
WDTE ETF	Options Purchased	—	Options Purchased	—
IWMY ETF	Options Purchased	—	Options Purchased	—
SPYT ETF	Options Purchased	903,366	Options Purchased	10,210
USOY ETF	Options Purchased	—	Options Purchased	—
QQQT ETF	Options Purchased	16,089	Options Purchased	(4,191)

	Realized as of		Change in Unrealized as of
	08/31/24		08/31/24
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Realized Gain (Loss) on Written options contracts		Change in Unrealized Appreciation (Depreciation) on Written options contracts
QQQY ETF	Options Written	$27,078,774	Options Written	$(139,554)
WDTE ETF	Options Written	12,416,509	Options Written	(47,709)
IWMY ETF	Options Written	7,375,659	Options Written	(241,977)
SPYT ETF	Options Written	(1,205,263)	Options Written	(15,710)
USOY ETF	Options Written	(894,232)	Options Written	(19,326)
QQQT ETF	Options Written	(135,054)	Options Written	4,059

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

As of August 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.  Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The QQQY ETF, USOY ETF, and QQQT ETF shares will not be priced on the days on which NASDAQ is closed for trading. The WDTE ETF, IWMY ETF, and SPYT ETF shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K. Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

L. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2024, there were no adjustments made for permanent differences.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.  Referenced Indices Risk. The Funds invest in options contracts that are based on the value of the Indices (or in ETFs that track the Indices’ performance). This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indices or an ETF that tracks the Indices, even though it does not. By virtue of each Fund’s investments in options contracts that are based on the value of the Indices, the Funds may also be subject to the following risks:

● Indirect Investment Risk. The Indices are not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indices but will be subject to declines in the performance of the Indices.

● Indices Trading Risk. The trading price of the Indices may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

● The Nasdaq 100 Index Risks (QQQY ETF & QQQT ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

● Russell 2000 Index Risks (IWMY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

● S&P 500 Index Risks (WDTE ETF & SPYT ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

B.  USO Risk (USOY ETF Only). The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE Futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in Oil Futures Contracts and Other Oil-Related Investments. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing inUSO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

C.  Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indices. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Indices and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risks:

● Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Indices. The Funds may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods.

D.   Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement its investment strategy.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to principal risks which may adversely affect each Funds’ NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Funds’ Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Investment Advisory
Fund	Fee
QQQY ETF	0.99%
WDTE ETF	0.99%
IWMY ETF	0.99%
SPYT ETF	0.85%
USOY ETF	0.99%
QQQT ETF	0.85%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fee incurred are paid monthly to the Adviser. Investment Advisory Fee for the period ended August 31, 2024 are disclosed in the Statements of Operations.

ZEGA serves as investment sub-adviser to the Funds, pursuant to the sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.175% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser a portion of the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
QQQY ETF	$—	$—
WDTE ETF	—	—
IWMY ETF	—	—
SPYT ETF	72,371,903	24,046,201
USOY ETF	9,916,448	10,083,473
QQQT ETF	13,298,926	921,021

For the period ended August 31, 2024, the purchases or sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
QQQY ETF	$174,826,825	$7,299,117
WDTE ETF	83,122,740	4,412,577
IWMY ETF	60,497,796	—
SPYT ETF	—	—
USOY ETF	3,787,901	—
QQQT ETF	—	—

For the period ended August 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Funds.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal period ended August 31, 2024 were as follows:

Fund	Ordinary Income	Return of Capital	Long Term Capital Gain
QQQY ETF	$19,379,532	$91,578,333	$16,163,532
WDTE ETF	8,834,263	23,707,672	7,421,280
IWMY ETF	6,682,764	59,894,642	4,280,209
SPYT ETF	628,744	—	1,388,438
USOY ETF	85,746	821,017	—
QQQT ETF	61,560	—	97,190

Notes to Financial Statements	Defiance ETFs

August 31, 2024

As of the most recent fiscal period ended August 31, 2024, components of the distributable earnings (losses) on a tax basis were as follows:

	QQQY ETF	WDTE ETF	IWMY ETF	SPYT ETF	USOY ETF	QQQT ETF

Investments, at cost(a)	$209,006,742	$99,233,182	$122,740,676	$50,069,238	$12,876,578	$12,468,922

Gross tax unrealized appreciation	801,076	415,167	448,857	2,631,669	36,914	285,141

Gross tax unrealized depreciation	(41,466)	(15,597)	(24,198)	(322,443)	(19,336)	(144,289)

Net tax unrealized appreciation (depreciation)	759,610	399,570	424,659	2,309,226	17,758	140,852

Undistributed ordinary income (loss)	—	—	—	297,458	—	3,046

Undistributed long-term capital gain (loss)	—	—	—	—	—	—

Total distributable earnings (losses)	—	—	—	297,458	—	3,046

Other accumulated gain (loss)	—	—	—	(2,621,460)	(836,654)	(281,082)

Total distributable earnings (losses)	$759,610	$399,570	$424,659	$(14,776)	$(819,076)	$(137,184)

(a)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market treatment of options and straddle adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended August 31, 2024, the Funds have not elected to defer any post-October losses or late-year losses.

As of the most recent fiscal period ended August 31, 2024, the Funds had long-term and short-term capital loss carryovers, which will be carried forward indefinitely to offset future realized capital gains as follows:

	Long-Term Capital	Short-Term Capital
	Loss Carryovers	Loss Carryovers
QQQY ETF	—	—
WDTE ETF	—	—
IWMY ETF	—	—
SPYT ETF	—	—
USOY ETF	—	836,654
QQQT ETF	—	—

Notes to Financial Statements	Defiance ETFs

August 31, 2024

NOTE 7 – SHARE TRANSACTIONS

Shares of the QQQY ETF, USOY ETF, and QQQT ETF are listed and traded on NASDAQ and shares of the WDTE ETF, IWMY ETF, and SPYT ETF are listed on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – REVERSE STOCK SPLIT

During the period ended August 31, 2024, the shares of the QQQY ETF, WDTE ETF, and the IWMY ETF were adjusted to reflect one reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in each Fund while maintaining the Funds’ and each shareholder’s aggregate NAV. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on August 1, 2024:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
QQQY ETF	8/1/2024	1 for 3	$13.21	$39.63	17,500,000	5,833,333
WDTE ETF	8/1/2024	1 for 3	$15.30	$45.90	7,275,000	2,425,000
IWMY ETF	8/1/2024	1 for 3	$13.67	$41.01	10,025,000	3,341,667

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Financial Statements	Defiance ETFs

August 31, 2024

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective September 26, 2024, the following Fund name changes were made:

Old Name	New Name
Defiance Nasdaq 100 Enhanced Options Income ETF	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Defiance S&P 500 Enhanced Options Income ETF	Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Defiance R2000 Enhanced Options Income ETF	Defiance R2000 Enhanced Options & 0DTE Income ETF

The change in each Fund’s name will have no effect on its investment objective or strategy.

Also, effective September 26, 2024, the Defiance S&P 500 Enhanced Options & 0DTE Income ETF’s ticker was changed from JEPY to WTDE. Management has determined that there are no other subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Defiance ETFs

To the Shareholders of Defiance ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (formerly, Defiance Nasdaq 100 Enhanced Options Income ETF), Defiance S&P 500 Enhanced Options & 0DTE Income ETF (formerly, Defiance S&P 500 Enhanced Options Income ETF), Defiance R2000 Enhanced Options & 0DTE Income ETF (formerly, Defiance R2000 Enhanced Options Income ETF), Defiance S&P 500 Income Target ETF, Defiance Oil Enhanced Options Income ETF and Defiance Nasdaq 100 Income Target ETF (the “Funds”), each a series of Tidal Trust II, as of August 31, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	For the period from September 13, 2023 (commencement of operations) through August 31, 2024
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	For the period from September 18, 2023 (commencement of operations) through August 31, 2024
Defiance R2000 Enhanced Options & 0DTE Income ETF	For the period from October 30, 2023 (commencement of operations) through August 31, 2024
Defiance S&P 500 Income Target ETF	For the period from March 4, 2024 (commencement of operations) through August 31, 2024
Defiance Oil Enhanced Options Income ETF	For the period from May 9, 2024 (commencement of operations) through August 31, 2024
Defiance Nasdaq 100 Income Target ETF	For the period from June 20, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public	Defiance ETFs
Accounting Firm

We have served as the auditor of one or more of Tidal Investment LLC’s Investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2024

Other Non-Audited Information	Defiance ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	0.00%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	0.00%
Defiance R2000 Enhanced Options & 0DTE Income ETF	0.00%
Defiance S&P 500 Income Target ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance Nasdaq 100 Income Target ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2024, was as follows:

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	0.00%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	0.00%
Defiance R2000 Enhanced Options & 0DTE Income ETF	0.00%
Defiance S&P 500 Income Target ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance Nasdaq 100 Income Target ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal period ended August 31, 2024, was as follows:

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	54.91%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	55.44%
Defiance R2000 Enhanced Options & 0DTE Income ETF	42.00%
Defiance S&P 500 Income Target ETF	31.17%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance Nasdaq 100 Income Target ETF	38.78%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Defiance Oil Enhanced Options Income ETF (meeting held April 9, 2024)

Defiance Nasdaq 100 Target Income ETF (meeting held January 16, 2024)

Defiance S&P 500 Income Target ETF (meeting held January 16, 2024)

(the “Defiance ETFs”) (each a “Fund” and collectively the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on the above referenced dates, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the Defiance ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at meetings held on the above referenced dates. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub- Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board also considered that ZEGA and Defiance Group Holdings LLC are acting as sponsors for the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed sub-advisory fee for each Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub- Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 8, 2024

* Print the name and title of each signing officer under his or her signature.